Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, net
Schedule of property and equipment

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000
Electronic equipment and computers	17,532	5,312
Office furniture and equipment	2,725	2,943
Leasehold improvement	4,971	5,032
Total	25,228	13,287
Less: accumulated depreciation	(14,082)	(10,859)
Less: impairment	(7,987)	—
Property and equipment, net	3,159	2,428